Borrowings - Lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	£ 899	£ 974
Less: finance charges allocated to future periods	(214)	(239)
Lease liabilities	685	735	£ 744	£ 270
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	114	132
Lease liabilities	99	112
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	321	361
Lease liabilities	267	297
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	464	481
Lease liabilities	£ 319	£ 326